Fair value measurement	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory
Note 20
Fair value measurement
a) Valuation principles
All financial and non-financial assets and
liabilities measured or disclosed at
fair value are categorized
into one of three
fair
value
hierarchy
levels
in
accordance
with
IFRS
Accounting
Standards.
The
fair
value
hierarchy
is
based
on
the
transparency of
inputs to
the valuation of
an asset
or liability
as of
the measurement
date. In
certain cases, the
inputs
used to measure fair value may fall within different levels of the fair value hierarchy. For disclosure purposes, the level in the hierarchy within which an instrument
is classified in its entirety is
based on the lowest level
input that is significant to
the position’s fair value measurement:
– Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities;
– Level 2 – valuation techniques for which all significant inputs are, or are based on, observable market data; or
– Level 3 – valuation techniques for which significant inputs are not based on observable market data.
Fair values are determined using quoted prices in active markets for identical assets or liabilities, where available. Where the
market
for
a
financial
instrument
or
non-financial
asset
or
liability
is
not
active,
fair
value
is
established
using
a
valuation
technique,
including
pricing
models.
Valuation
adjustments
may
be
made
to
allow
for
additional
factors,
including model, liquidity, credit and funding risks, which are not explicitly captured within the valuation technique, but
which would nevertheless be
considered by market participants
when establishing a price.
The limitations inherent in
a
particular valuation technique are
considered in the determination of
the classification of an
asset or liability within
the
fair value
hierarchy. Generally,
the unit
of account
for a
financial instrument
is the
individual instrument,
and UBS AG
applies valuation adjustments at an individual instrument level, consistent with that unit of account. However, if
certain
conditions are met, UBS AG may estimate the fair value of a
portfolio of financial assets and liabilities with substantially similar and offsetting risk exposures on the basis of the net open risks.
›
Refer to Note 20d for more information
b) Valuation governance
UBS AG’s fair value measurement
and model governance framework includes
numerous controls and
other procedural
safeguards that
are intended
to maximize
the quality
of fair
value measurements
reported in
the financial
statements.
New products and valuation
techniques must be reviewed
and approved by key
stakeholders from the risk
and finance
control functions. Responsibility for the ongoing measurement of financial and non-financial instruments at fair value is
with the business divisions.
Fair
value
estimates
are
validated
by
the
risk
and
finance
control
functions,
which
are
independent
of
the
business
divisions. Independent price verification is performed by Finance through benchmarking the business divisions’ fair value
estimates
with
observable
market
prices
and
other
independent
sources.
A
governance
framework
and
associated
controls are in place
to monitor the quality
of third-party pricing
sources, where used. For
instruments where valuation
models are
used to
determine fair
value, independent
valuation and
model control
groups within
Finance and
Risk Control
evaluate UBS AG’s models
on a regular
basis, including valuation
and model input
parameters, as well
as pricing. As
a
result of the valuation controls employed,
valuation adjustments may be made to
the business divisions’ estimates of fair
value to align with independent market data and the relevant accounting standard.
›
Refer to Note 20d for more information
c) Fair value hierarchy
The table
below provides
the fair
value hierarchy
classification of
financial and
non-financial assets
and liabilities
measured
at
fair
value.
The
narrative
that
follows
describes
valuation
techniques
used
in
measuring
the
fair
value
of
different
product types
(including significant
valuation inputs
and assumptions
used) and
the factors
considered in
determining
their classification within the fair value hierarchy.
During 2025, there were no material transfers
of assets or liabilities between Level 1
and Level 2 that were held
for the
entire reporting period.
Determination of fair values from quoted market prices or valuation techniques
1
31.12.25 31.12.24
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 143,013 29,509 2,333 174,854 128,428 27,687 3,108 159,223
of which: Equity instruments 127,459 538 151 128,149 116,536 430 91 117,056 of which: Government bills / bonds 6,868 4,298 2 11,168 4,443 3,261 41 7,746 of which: Investment fund units 8,319 1,287 71 9,677 6,537 987 151 7,675 of which: Corporate and municipal bonds 367 21,358 874 22,599 911 17,585 838 19,334 of which: Loans 0 1,703 1,111 2,814 0 5,200 1,799 6,998
of which: Asset-backed securities 0 324 123 447 1 219 153 373
Derivative financial instruments 581 144,514 3,230 148,325 795 182,849 2,792 186,435
of which: Foreign exchange
293 48,079 306 48,678 472 100,572 66 101,111
of which: Interest rate
0 34,156 1,159 35,315 0 41,193 878 42,071
of which: Equity / index
0 49,379 1,435 50,814 0 35,747 1,129 36,876
of which: Credit 0 3,587 323 3,910 0 2,555 581 3,136
of which: Commodities 3 9,239 5 9,247 1 2,599 17 2,617
Brokerage receivables 0 35,579 0 35,579 0 25,858 0 25,858
Financial assets at fair value not held for trading 47,564 50,817 8,911 107,293 35,910 50,545 8,747 95,203
of which: Financial assets for unit-linked investment contracts 20,776 145 0 20,922 17,101 6 0 17,106 of which: Corporate and municipal bonds 0 16,936 89 17,026 31 14,695 133 14,859 of which: Government bills / bonds 26,208 6,147 0 32,355 18,264 6,204 0 24,469 of which: Loans 0 5,760 4,226 9,987 0 4,427 3,192 7,619
of which: Securities financing transactions 0 20,553 937 21,490 0 24,026 611 24,638 of which: Asset-backed securities 0 1,002 480 1,482 0 972 597 1,569 of which: Auction rate securities 0 0 191 191 0 0 191 191
of which: Investment fund units 480 101 678 1,259 423 133 681 1,237 of which: Equity instruments 100 0 2,080 2,180 91 0 2,916 3,008
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income 11,735 2,133 0 13,868 59 2,137 0 2,195 of which: Government bills / bonds 11,659 0 0 11,659 0 0 0 0 of which: Commercial paper and certificates of deposit 0 1,944 0 1,944 0 1,959 0 1,959 of which: Corporate and municipal bonds 76 189 0 265 59 178 0 237
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 12,996 0 0 12,996 7,341 0 0 7,341
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 0 62 62 0 0 84 84
Total assets measured at fair value 215,890 262,551 14,536 492,977 172,532 289,076 14,731 476,340
Determination of fair values from quoted market prices or valuation techniques (continued)
1
31.12.25 31.12.24
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 39,315 14,278 107 53,700 24,577 10,429 240 35,247 of which: Equity instruments 32,533 135 65 32,734 18,528 257 29 18,814 of which: Corporate and municipal bonds 12 11,818 37 11,867 5 8,771 206 8,982 of which: Government bills / bonds 4,894 2,007 0 6,901 4,336 1,174 0 5,510 of which: Investment fund units 1,874 177 3 2,054 1,708 162 3 1,873
Derivative financial instruments 688 150,598 4,981 156,267 829 175,788 4,060 180,678
of which: Foreign exchange
346 49,496 77 49,918 506 94,077 46 94,628
of which: Interest rate
0 30,539 317 30,856 0 36,313 324 36,636
of which: Equity / index
0 58,396 4,224 62,620 0 39,597 3,142 42,739
of which: Credit 0 4,052 314 4,366 0 3,280 414 3,694
of which: Commodities 2 8,024 16 8,043 1 2,200 15 2,216
of which: Loan commitments measured at FVTPL 0 6 26 33 0 75 62 137
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 62,202 0 62,202 0 49,023 0 49,023
Debt issued designated at fair value 0 96,457 11,087 107,544 0 90,725 11,842 102,567
Other financial liabilities designated at fair value 0 32,047 3,240 35,287 0 29,779 4,262 34,041 of which: Financial liabilities related to unit-linked investment contracts
0 21,052 0 21,052 0 17,203 0 17,203
of which: Securities financing transactions
0 3,389 459 3,848 0 5,798 0 5,798
of which: Funding from UBS Group AG
0 5,500 1,604 7,104 0 3,848 1,494 5,342
of which: Over-the-counter debt instruments
and others 0 2,107 1,178 3,284 0 2,930 2,768 5,698
Total liabilities measured at fair value 40,003 355,584 19,415 415,001 25,406 355,744 20,405 401,555
1 Bifurcated embedded derivatives are presented on the same
balance sheet lines as their host contracts and
are not included in this table. The fair value of these
derivatives was not material for the periods presented.
2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.
Valuation techniques
UBS AG
uses
widely
recognized
valuation
techniques
for
determining
the
fair
value
of
financial
and
non-financial
instruments that
are not actively
traded and
quoted. The
most frequently
applied valuation
techniques include
discounted
value of expected cash flows, relative value and option pricing methodologies.
Discounted value
of expected
cash flows
is a
valuation technique
that measures
fair value
using expected
future cash
flows from assets or liabilities and then discounts these cash flows using a discount rate or discount margin that reflects the credit
and /
or funding
spreads required
by the
market for
instruments with
similar risk
and liquidity
profiles to
produce
a present value. When using
such valuation techniques, expected future cash
flows are estimated using an
observed or
implied market price for
the future cash flows
or by using industry-standard
cash flow projection models.
The discount
factors within the calculation are generated using industry-standard yield curve modeling techniques and models.
Relative
value models
measure
fair value
based on
the market
prices
of equivalent
or comparable
assets
or liabilities,
making
adjustments
for differences
between the
characteristics
of the observed
instrument
and the instrument
being valued.
Option
pricing
models
incorporate
assumptions
regarding
the
behavior
of
future
price
movements
of
an
underlying
referenced
asset
or
assets
to
generate
a
probability-weighted
future
expected
payoff
for
the
option.
The
resulting
probability-weighted expected payoff
is then discounted
using discount factors
generated from industry-standard
yield
curve modeling
techniques and
models. The
option pricing
model may
be implemented
using a
closed-form analytical
formula or other mathematical techniques (e.g. binomial tree or Monte Carlo simulation).
Where available, valuation
techniques use market-observable
assumptions and inputs.
If such data
is not available,
inputs
may be derived
by reference to
similar assets in
active markets, from recent
prices for comparable
transactions or from
other observable market
data. In such
cases, the inputs
selected are based
on historical experience
and practice for
similar
or analogous
instruments, derivation
of input
levels based
on similar
products with
observable price
levels, and
knowledge
of current market conditions and valuation approaches. Where relevant, these inputs include assumptions about climate
risk and relevant geopolitical risks.
For
more
complex
instruments,
fair
values
may
be
estimated
using
a
combination
of
observed
transaction
prices,
consensus pricing services and
relevant quotes. Consideration is
given to the nature of
the quotes (e.g. indicative
or firm)
and the relationship
of recently evidenced
market activity to
the prices provided
by consensus pricing
services. UBS AG
also uses
internally developed
models, which
are typically
based on
valuation methods
and techniques
recognized as
standard within
the industry.
Assumptions and
inputs used
in valuation
techniques include
benchmark interest
rate curves,
credit
and
funding
spreads
used
in
estimating
discount
rates,
bond
and
equity
prices,
equity
index
prices,
foreign
exchange rates, levels of
market volatility and correlation. Refer
to Note 20e for more
information. The discount curves
used by UBS AG incorporate the funding and credit characteristics of the instruments to which they are applied.
Financial instruments excluding derivatives: valuation and classification in the fair value hierarchy
Product Valuation and classification in the fair value hierarchy
Government bills
and bonds
Valuation – Generally valued using prices obtained directly from the market.
–
Instruments not priced directly using
active-market data are valued
using discounted cash flow valuation
techniques that incorporate market data for similar government instruments.
Fair value
hierarchy
–
Generally traded in active markets with prices that can be obtained directly from these markets, resulting
in classification as Level 1, while the remaining positions are classified as Level 2 or Level 3.
Corporate and
municipal bonds
Valuation –
Generally
valued
using
prices
obtained
directly
from
the
market
for
the
security,
or
similar
securities,
adjusted for seniority, maturity and liquidity.
–
When prices
are not
available, instruments
are valued
using discounted
cash flow
valuation techniques
incorporating the credit spread of the issuer or similar issuers.
–
For convertible
bonds without
directly comparable
prices, issuances
may be
priced using
a convertible
bond model.
Fair value
hierarchy
– Generally classified as Level 1 or Level 2, depending on the depth of trading activity behind price sources.
– Level 3 instruments have no suitable pricing information available.
Traded loans and
loans measured at
fair value
Valuation –
Valued directly using
market prices that
reflect recent transactions
or quoted dealer
prices, where available.
–
Where no
market price
data is
available, loans
are valued
by relative
value benchmarking
using pricing
derived from debt instruments in comparable entities or different products in the same entity, or by using a credit default
swap valuation technique,
which requires inputs
for credit spreads,
credit recovery rates
and interest rates.
–
Securitization
lending
facilities
are
valued
using
a
discounted
cash
flow
analysis
that
incorporates
adjustments for any
bespoke features of
the loan and
collateral. Recently originated
commercial real estate
loans are measured using a securitization approach based on rating agency guidelines.
Fair value
hierarchy
– Instruments with suitably deep and liquid pricing information are classified as Level 2.
–
Positions requiring the use of
valuation techniques, or for which
the price sources have insufficient
trading
depth, are classified as Level 3.
Investment fund
units
Valuation –
Predominantly
exchange-traded,
with
readily
available
quoted
prices
in
liquid
markets.
Where
market
prices are not available, fair value may be measured using net asset values (NAVs).
Fair value
hierarchy
–
Listed units
are classified
as Level 1,
provided there
is sufficient
trading activity
to justify
active-market
classification, while other positions are classified as Level 2.
–
Positions for
which NAVs are
not available,
or where
the unit
or underlying investments
are illiquid,
are
classified as Level 3.
Asset-backed
securities (ABS)
Valuation –
For liquid securities, the valuation process
will use trade and price data,
updated for movements in market
levels between the time of trading and
the time of valuation. Less liquid instruments
are measured using
discounted expected cash
flows incorporating price
data for instruments
or indices with
similar risk profiles.
Fair value
hierarchy
–
Residential
mortgage-backed
securities,
commercial
mortgage-backed
securities
and
other
ABS
are
generally
classified
as
Level 2
when reliable
external
price
quotes
are
available.
However,
if
significant
inputs are unobservable, or if market or fundamental data is not available, they are classified as Level 3.
Auction rate
securities (ARS)
Valuation –
ARS
are
valued
utilizing
a
discounted
cash
flow
methodology.
The
model
captures
interest
rate
risk
emanating from the note coupon, credit risk attributable
to the underlying closed-end fund investments,
liquidity risk as a function of the level of trading volume in these positions, and extension risk, as ARS are perpetual instruments that require an assumption regarding their maturity or issuer redemption date.
Fair value
hierarchy
–
Granular and liquid pricing information is
generally not available for ARS. As a
result, these securities are
classified as Level 3.
Equity instruments Valuation – Listed equity instruments are generally valued using prices obtained directly from the market.
–
Unlisted equity holdings,
including private equity
positions, are initially
marked at their
transaction price
and are
revalued when
reliable evidence
of price
movement becomes
available or
when the
position is
deemed to be impaired.
Fair value
hierarchy
–
The majority
of equity
securities are
actively traded
on public
stock exchanges
where quoted
prices are
readily and regularly available, resulting in Level 1 classification.
– Equity securities less actively traded will be classified as Level 2 and illiquid positions as Level 3.
Financial assets for
unit-linked
investment
contracts
Valuation – The majority of assets are listed on exchanges and fair values are determined using quoted prices.
Fair value
hierarchy
– Most assets are classified as Level 1 if actively traded, or Level 2 if trading is not active.
– Instruments for which prices are not readily available are classified as Level 3.
Securities
financing
transactions
Valuation –
These instruments are valued using discounted expected cash flow techniques. The discount rate applied
is based on funding curves that are relevant to the collateral eligibility terms.
Fair value
hierarchy
–
Collateral funding curves
for these instruments
are generally observable
and, as a
result, these positions
are classified as Level 2.
–
Where the
collateral terms
are non-standard,
the funding
curve may
be considered
unobservable, and
these positions are classified as Level 3.
Brokerage
receivables and
payables
Valuation – Fair value is determined based on the value of the underlying balances.
Fair value
hierarchy
– Due to their on-demand nature, these receivables and payables are deemed as Level 2.
Product Valuation and classification in the fair value hierarchy
Financial liabilities
related to unit-
linked investment
contracts
Valuation –
The fair
values of
investment contract
liabilities are
determined by
reference to
the fair
value of
the
corresponding assets.
Fair value
hierarchy
–
The
liabilities
themselves
are
not
actively
traded
but
are
mainly
referenced
to
instruments
that
are
actively traded and are therefore classified as Level 2.
Precious metals and
other physical
commodities
Valuation – Physical assets are valued using the spot rate observed in the relevant market.
Fair value
hierarchy
–
Generally traded in
active markets with
prices that can
be obtained directly
from these markets,
resulting
in classification as Level 1.
Debt issued
designated at fair
value
Valuation –
The risk management and the
valuation approaches for these instruments are
closely aligned with the
equivalent
derivatives
business
and
the
underlying
risk,
and
the
valuation
techniques
used
for
this
component are the same as the relevant valuation techniques described below.
Fair value
hierarchy
– The observability is closely aligned with the equivalent derivatives business and the underlying risk.
Commercial paper
and certificates of
deposit
Valuation –
Generally valued using discounted
cash flow valuation techniques
incorporating the spread of
the issuer
or similar issuers over the underlying currency risk-free curve.
Fair value
hierarchy
–
Due to the short-dated
nature of the positions
and liquid underlying pricing
inputs, they are generally
classified as Level 2.
Derivative instruments: valuation and classification in the fair value hierarchy
The curves
used for
discounting expected
cash flows
in the
valuation of
collateralized derivatives
reflect the funding
terms
associated with the relevant
collateral arrangement for
the instrument being valued.
These collateral arrangements
differ
across
counterparties
with
respect
to
the
eligible
currency
and
interest
terms
of
the
collateral.
The
majority
of
collateralized derivatives are measured using a discount curve based on funding rates derived from overnight interest in
the cheapest eligible currency for the respective counterparty collateral agreement.
Uncollateralized and partially
collateralized derivatives are
discounted using the
alternative reference rate
(the ARR) (or
equivalent) curve
for the
currency of
the instrument.
As described
in Note 20d,
the fair
value of
uncollateralized and
partially collateralized
derivatives is
then adjusted
by credit
valuation adjustments
(CVAs), debit
valuation adjustments
(DVAs) and
funding valuation
adjustments (FVAs),
as applicable,
to reflect
an estimation
of the
effect of
counterparty
credit risk, UBS AG’s own credit risk, and funding costs and benefits.
›
Refer to Note 10 for more information about derivative instruments
Derivative product Valuation and classification in the fair value hierarchy
Interest rate
contracts
Valuation –
Interest rate swap contracts are valued by
estimating future interest cash flows and
discounting those cash
flows using
a rate
that reflects
the appropriate
funding rate
for the
position being
measured. The
yield
curves used to estimate
future index levels and
discount rates are generated
using market-standard yield
curve models using interest rates associated with current market activity. The key inputs to the models are interest rate swap rates,
forward rate agreement rates, short-term
interest rate futures prices, basis
swap
spreads and inflation swap rates.
–
Interest rate option
contracts are valued
using various market-standard
option models, using
inputs that
include interest rate yield curves, inflation curves, volatilities and correlations.
–
When the maturity of an
interest rate swap or
option contract exceeds the
term for which standard
market
quotes are observable for a significant input parameter, the contracts are valued by extrapolation from the
last observable point using standard assumptions or by reference to another observable comparable input parameter to represent a suitable proxy for that portion of the term.
Fair value
hierarchy
–
The majority of interest rate swaps are classified
as Level 2, as the standard market contracts that
form the
inputs for yield curve models are generally traded in active and observable markets.
–
Options are generally
treated as Level 2,
as the calibration
process enables the
model output to
be validated
to active-market levels.
Models calibrated in
this way are
then used to
revalue the portfolio
of both standard
options and more exotic products.
–
Interest rate
swap or
option contracts
are classified
as Level 3
when the
terms exceed
standard market-
observable quotes.
–
Exotic options for which appropriate
volatility or correlation input levels
cannot be implied from observable
market data are classified as Level 3.
Credit derivative
contracts
Valuation –
Credit
derivative
contracts
are
valued
using industry-standard
models
based primarily
on
market
credit
spreads, credit volatility, upfront pricing points and
implied recovery rates. Where a derivative
credit spread
is not directly available, it may be derived from the price of the reference cash bond.
–
Asset-backed credit
derivatives are
valued using
a valuation
technique similar
to that
of the
underlying
security with an adjustment to reflect the funding differences between cash and synthetic form.
Fair value
hierarchy
–
Single-entity and
portfolio credit
derivative contracts
are classified
as Level 2
when credit
spreads, credit
volatility
and
recovery
rates
are
determined
from
actively
traded
observable
market
data.
Where
the
underlying reference
name(s) are
not actively
traded and
the correlation
cannot be
directly mapped
to
actively traded tranche instruments, these contracts are classified as Level 3.
–
Asset-backed
credit
derivatives
follow
the
characteristics
of
the
underlying
security
and
are
therefore
distributed across Level 2 and Level 3.
Derivative product Valuation and classification in the fair value hierarchy
Foreign exchange
contracts
Valuation – Open spot foreign exchange (FX) contracts are valued using the FX spot rate observed in the market.
–
Forward FX contracts are valued using the FX spot rate adjusted for forward pricing points observed from
standard market-based sources.
–
Over-the-counter (OTC)
FX option
contracts are
valued using
market-standard option
valuation models.
The models used
for shorter-dated options
(i.e. maturities of
five years or
less) tend to
be different from
those used for longer-dated
options because the models
needed for longer-dated OTC
FX contracts require
additional consideration of interest rate and FX rate interdependency.
–
The valuation for multi-dimensional
FX options uses a
multi-local volatility model, which
is calibrated to the
observed FX volatilities for all relevant FX pairs.
Fair value
hierarchy
–
The
markets
for
FX
spot
and
FX
forward
pricing
points
are
both
actively
traded
and
observable
and,
therefore, such FX contracts are generally classified as Level 2.
–
A significant proportion
of OTC FX
option contracts are
classified as Level 2
as inputs are
derived mostly
from standard market contracts traded in active and observable markets.
Equity / index
contracts
Valuation –
Equity forward
contracts have
a single
stock or
index underlying
and are
valued using
market-standard
models. The key inputs
to the models are
stock prices, estimated dividend rates
and equity funding rates
(which are implied from prices
of forward contracts observed in
the market). Estimated cash flows
are then
discounted using market-standard discounted cash
flow models using a rate
that reflects the appropriate
funding rate for
that portion of
the portfolio. When
no market data
is available for
the instrument maturity,
they are
valued by
extrapolation of
available data,
use of
historical dividend
data, or
use of
data for
a
related equity.
– Equity option contracts are valued using market-standard models that estimate the equity forward level as described
for
equity
forward
contracts
and
incorporate
inputs
for
stock
volatility
and
for
correlation
between
stocks
within
a
basket.
The
probability-weighted
expected
option
payoff
generated
is
then
discounted
using
market-standard
discounted
cash
flow
models
applying
a
rate
that
reflects
the
appropriate funding rate for that portion
of the portfolio. When volatility, forward
or correlation inputs are
not
available,
they
are
valued
using
extrapolation
of
available
data,
historical
dividend,
correlation
or
volatility data, or the equivalent data for a related equity.
Fair value
hierarchy
–
As inputs
are derived mostly
from standard
market contracts traded
in active and
observable markets, a
significant proportion of equity forward contracts are classified as Level 2.
–
Equity option positions for
which inputs are derived
from standard market contracts
traded in active and
observable markets are also classified as Level 2. Level 3 positions are those for which volatility, forward or correlation inputs are not observable.
Commodity
contracts
Valuation –
Commodity forward
and
swap contracts
are measured
using market-standard
models that
use market
forward levels on standard instruments.
–
Commodity
option
contracts
are
measured
using
market-standard
option
models
that
estimate
the
commodity forward
level as
described for
commodity forward
and swap
contracts, incorporating
inputs
for the volatility of the underlying index or commodity. For commodity options on baskets of commodities
or
bespoke
commodity
indices,
the
valuation
technique
also
incorporates
inputs
for
the
correlation
between different commodities or commodity indices.
Fair value
hierarchy
–
Individual
commodity
contracts
are
typically
classified
as
Level 2,
because
active
forward
and
volatility
market data is available.
Loan commitments
measured at FVTPL
Valuation –
Valued directly using market
prices that reflect recent
transactions or quoted dealer
prices, where available.
–
Where no
market price
data is
available, loan
commitments are
valued by
relative value
benchmarking
using pricing derived from debt
instruments in comparable entities or
different products in the same
entity,
or
by
using
a
credit
default
swap
valuation
technique,
which
requires
inputs
for
credit
spreads,
credit
recovery rates and interest rates.
Fair value
hierarchy
– Instruments with suitably deep and liquid pricing information are classified as Level 2.
–
Positions requiring the use of valuation techniques, or for which the price sources have insufficient trading
depth, are classified as Level 3.
d) Valuation adjustments and other items
The output
of a
valuation technique
is always
an estimate
of a
fair value
that cannot
be measured
with complete
certainty.
As a
result, valuations are
adjusted where appropriate
and when
such factors
would be
considered by market
participants
in estimating fair value, to reflect close-out
costs, credit exposure, model-driven valuation uncertainty, funding costs and benefits, trading restrictions and other factors.
Deferred day-1 profit or loss reserves
For new
transactions where
the valuation technique
used to measure
fair value requires
significant inputs that
are not
based on observable market data, the financial instrument is initially recognized at the transaction price. The transaction price may differ from the fair value obtained using a valuation technique, where any such difference is deferred and not initially recognized in the income statement.
Deferred day-1 profit
or loss is
generally released into
Other net income
from financial instruments
measured at fair
value
through profit
or loss
when pricing of
equivalent products or
the underlying
parameters becomes
observable or
when
the transaction is closed out.
The table below summarizes the changes in deferred day-1 profit or loss reserves during the respective period.
Deferred day-1 profit or loss reserves
USD m 2025 2024 2023
Reserve balance at the beginning of the year 421 397 422
Profit / (loss) deferred on new transactions 299 244 250
(Profit) / loss recognized in the income statement (271) (215) (275)
Foreign currency translation (2) (6) 0
Reserve balance at the end of the year 446 421 397
Own credit
Own credit risk is reflected in the valuation of UBS AG’s financial liabilities designated at fair value through profit or loss where
this
component
is
considered
relevant
for
valuation
purposes
by
UBS
AG’s
counterparties
and
other
market
participants.
Changes in
the fair
value of
financial liabilities
designated at
fair value
through profit
or loss
related to
own credit
are
recognized
in
Other
comprehensive
income
directly
within
Retained
earnings
,
with
no
reclassification
to
the
income
statement
in
future
periods.
This
presentation
does
not
create
or
increase
an
accounting
mismatch
in
the
income
statement, as UBS AG does not hedge changes in own credit.
Gains and losses on own
credit are estimated using own credit
adjustment (OCA) curves, which incorporate observable
market data,
including market-observed
secondary prices
for UBS
AG’s debt
and debt
curves of
its peers.
In the
table
below,
the
change
in
unrealized
own
credit
consists
of
changes
in
fair
value
that
are
attributable
to
the
change
in
UBS AG’s credit spreads, as well
as the effect of
changes in fair values attributable
to factors other than
credit spreads,
such as
redemptions, effects
from time
decay and
changes in
interest and
other market
rates. Realized
own credit
is
recognized when an
instrument with an
associated unrealized OCA
is repurchased prior
to the contractual maturity
date.
Life-to-date amounts reflect the cumulative unrealized change since initial recognition.
›
Refer to Note 15 for more information about debt issued designated at fair value
Own credit adjustments on financial liabilities designated at fair value
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Recognized during the period:
Realized gain / (loss)
(51) (50) 8
Unrealized gain / (loss)
(519) (891) (869)
Total gain / (loss), before tax (569) (941) (861)
of which: recognized during the period and disclosed in the Statement of comprehensive income (569) 75 (861)
of which: recognized upon the merger of UBS AG and Credit Suisse AG in retained earnings (1,016)
USD m 31.12.25 31.12.24 31.12.23
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)
(1,733) (1,165) (312)
of which: debt issued designated at fair value (1,014) (780) (208)
of which: other financial liabilities designated at fair value (719) (385) (105)
Credit valuation adjustments
When measuring the fair value of OTC derivative instruments, including funded derivative instruments that are classified
as
Financial assets
at fair value
not held for
trading
, CVAs are applied
to reflect the
credit risk of
the counterparty
inherent
in these instruments. This amount
represents the estimated
fair value of protection
required to hedge
the counterparty
credit
risk
of
such
instruments.
A
CVA
is
determined
for
each
counterparty,
considering
all
exposures
with
that
counterparty,
and
is
dependent
on
the
expected
future
value
of
exposures,
default
probabilities
and
recovery
rates,
applicable collateral or netting arrangements, break clauses, funding spreads, and other contractual factors.
Funding valuation adjustments
Uncollateralized FVAs reflect the
costs and benefits
of funding associated
with uncollateralized
and partially collateralized
derivative
receivables
and
payables
and
are
calculated
as
the
valuation
effect
from
moving
the
discounting
of
the
uncollateralized
derivative
cash
flows
from
the
ARR
to
OCA
using
the
CVA
framework,
including
the
probability
of
counterparty default. An
FVA is also applied
to collateralized derivative
assets in cases
where the collateral
cannot be sold
or repledged
and in
cases where
collateral agreements
contain optionality
regarding the
type of
collateral that
can be
pledged or received.
Debit valuation adjustments
A DVA is estimated to incorporate own
credit in the valuation of
derivatives where an FVA is not already recognized.
The
DVA calculation is effectively consistent
with the CVA framework, being determined for each
counterparty, considering
all exposures
with that
counterparty and
taking into
account collateral
netting agreements,
expected future
mark-to-
market movements and UBS AG’s credit default spreads.
Other valuation adjustments
Instruments that
are measured as
part of
a portfolio
of combined
long and
short positions
are valued at
mid-market levels
to ensure
consistent valuation of
the long-
and short-component risks.
A liquidity valuation
adjustment is then
applied
to the overall net long or short exposure to move the fair value to bid or offer as appropriate, reflecting current levels of market liquidity.
The bid–offer
spreads used
in the
calculation of
this valuation
adjustment are
obtained from
market
transactions and other relevant sources and are updated periodically.
Uncertainties associated
with the
use of
model-based valuations
are incorporated
into the
measurement of
fair value
through the use of
model reserves. These reserves
reflect the amounts that
UBS AG estimates should be
adjusted from
valuations produced directly by models to incorporate uncertainties in the relevant modeling assumptions, in the model
and market inputs used, or in the
calibration of the model output to adjust
for known model deficiencies. In arriving at
these
estimates,
UBS AG
considers
a
range
of
market
practices,
including
how
it
believes
market
participants
would
assess these uncertainties.
Model reserves are
reassessed periodically in
light of data
from market transactions,
consensus
pricing services and other relevant sources.
Other valuation adjustment reserves on the balance sheet
As of
USD m 31.12.25 31.12.24
Credit valuation adjustments
1
(29) (125)
Funding and debit valuation adjustments (50) (96)
Other valuation adjustments (740) (1,206)
of which: liquidity (523) (746)
of which: model uncertainty (217) (460)
1 Amount does not include reserves against defaulted counterparties.
e) Level 3 instruments: valuation techniques and inputs
The table below presents
material Level 3 assets and liabilities, together
with the valuation techniques used to
measure
fair value,
the inputs
used in
a given
valuation technique
that are
considered significant
as of
31 December 2025
and
unobservable, and a range of values for those unobservable inputs.
The range of
values represents
the highest-
and lowest-level inputs
used in the
valuation techniques.
Therefore, the
range
does not reflect the level of uncertainty
regarding a particular input or an
assessment of the reasonableness of UBS AG’s
estimates and assumptions, but rather
the different underlying characteristics of
the relevant assets and liabilities
held by
UBS AG. The
ranges will
therefore vary
from period
to period
and parameter
to parameter
based on
characteristics of
the instruments held at each
balance sheet date. Furthermore,
the ranges of unobservable inputs
may differ across other
financial institutions, reflecting the diversity of the products in each firm’s inventory.
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.25 31.12.24
USD bn 31.12.25 31.12.24 31.12.25 31.12.24 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial instruments other than derivative financial instruments
Corporate and municipal
bonds 1.0 1.0 0.0 0.2
Relative value to
market comparable Bond price equivalent 11 104 80 23 114 98 points
Loans at fair value (held
for trading and not held
for trading) and
guarantees
3
5.6 5.2 0.0 0.0
Relative value to
market comparable Loan price equivalent 19 101 87 1 173 84 points
Discounted expected
cash flows Credit spread 233 277 277 16 545 195
basis
points
Market comparable
and securitization
model Credit spread 85 1,965 323 75 1,899 208
basis
points
Asset-backed securities 0.6 0.7 0.0 0.0
Relative value to
market comparable Bond price equivalent 6 120 82 0 112 79 points
Investment fund units
4
0.7 0.8 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
4
2.2 3.0 0.1 0.0
Relative value to
market comparable Price
Securities financing
transactions 0.9 0.6 0.5 0.0
Discounted expected
cash flows Funding spread 95 166 95 201
basis
points
Debt issued designated at
fair value and Other
financial liabilities
designated at fair value
3
13.9 16.1
Derivative financial instruments
Interest rate 1.2 0.9 0.3 0.3 Option model
Volatility of interest
rates 61 85 50 156
basis
points
Credit 0.3 0.6 0.3 0.4
Discounted expected
cash flows
Credit spreads
3 1,040 2 1,789
basis
points
Recovery rates 4 60 0 100%
Option model Recovery rates 0 40%
Equity / index 1.4 1.1 4.2 3.1 Option model Equity dividend yields 0 11 0 16%
Volatility of equity
stocks, equity and
other indices 3 104 4 126%
Equity-to-FX
correlation (65) 70 (65) 80%
Equity-to-equity
correlation (10) 100 0 100%
Loan commitments
measured at FVTPL 0.0 0.1
Relative value to
market comparable Loan price equivalent 80 100 60 101 points
1 The ranges of significant unobservable
inputs are represented in points, percentages
and basis points. Points are
a percentage of par (e.g. 100 points
would be 100% of par).
2 Weighted averages are provided
for most
non-derivative financial
instruments and
were calculated
by weighting
inputs based
on the
fair values
of the
respective instruments.
Weighted averages
are not
provided for
inputs related
to Securities
financing transactions and Derivative financial instruments, as this would not be meaningful.
3 Excludes securities financing transactions. Debt issued designated at fair value and Other financial liabilities designated
at fair value primarily consists of UBS AG structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, as well as rates-linked and credit-linked notes, all of which
have embedded derivative parameters that are
considered to be unobservable. The derivative instrument parameters for debt issued designated at
fair value, embedded derivatives for over-the-counter debt instruments reported under Other
financial liabilities designated
at fair value
and funded derivatives
reported under Loans
at fair value
(held for trading
and not held
for trading) are
presented in the
corresponding derivative
financial instruments lines in this table.
4 The range of inputs is not disclosed, as there is a dispersion of values given the diverse nature of the investments.
Significant unobservable inputs in Level 3 positions
This section discusses
the significant unobservable
inputs used in
the valuation of
Level 3 instruments and
assesses the
potential effect
that a
change in
each unobservable
input in
isolation may
have on
a fair
value measurement.
Relationships
between observable and unobservable inputs have not been included in the summary below.
Input Description
Bond price
equivalent
–
Where market prices are not available for a
bond, fair value is measured by comparison with
observable pricing data from
similar instruments. Factors considered when selecting comparable instruments include credit quality, maturity and industry
of the issuer. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield (either as an outright yield or as a spread to the relevant benchmark rate).
– For corporate and municipal bonds, the range represents the range of prices from reference issuances used in determining fair value. Bonds priced at
0 are distressed to the
point that no recovery is
expected, while prices significantly in
excess of
100 or par relate to inflation-linked or structured issuances that pay a coupon in excess of the market benchmark as of the measurement date.
–
For credit derivatives, the
bond price range represents
the range of prices
used for reference instruments,
which are typically
converted to an equivalent yield or credit spread as part of the valuation process.
Loan price
equivalent
–
Where market prices are not available for a
traded loan or a loan commitment, fair
value is measured by comparison with
observable pricing data for similar instruments. Factors considered when selecting comparable instruments include industry
segment,
collateral
quality,
maturity
and
issuer-specific
covenants.
Fair
value
may
be
measured
either
by
a
direct
price
comparison or
by conversion
of an
instrument price
into a
yield. The
range represents
the range
of prices
derived from
reference issuances of a similar credit quality used to measure fair value for loans classified as Level 3. Loans priced at 0 are distressed to the
point that no
recovery is expected,
while a current
price of 100
represents a loan
that is expected
to be
repaid in full.
Credit spread –
Valuation models for many
credit derivatives and
other credit-sensitive products
require an input
for the credit
spread, which
is a reflection
of the credit
quality of the
associated referenced underlying.
The credit spread
of a particular
security is quoted
in
relation to
the yield
on a
benchmark security
or reference
rate, typically
either US
Treasury or
ARR, and
is generally
expressed in
terms of
basis points.
An increase
/ (decrease)
in credit
spread will
increase /
(decrease) the
value of
credit
protection offered
by credit
default swaps
and other
credit derivative
products. The
income statement
effect from
such
changes depends on the nature and
direction of the positions held. Credit
spreads may be negative where
the asset is more
creditworthy
than
the
benchmark
against
which
the
spread
is
calculated.
A
wider
credit
spread
represents
decreasing
creditworthiness. The range represents a diverse set of underlyings, with the lower end of the range representing credits of
the highest quality and the upper end of the range representing greater levels of credit risk.
Funding spread –
Structured financing transactions are valued using synthetic funding curves that best represent the assets that are pledged
as collateral for
the transactions. They are
not representative of
where UBS AG can
fund itself on
an unsecured basis
but
provide an
estimate of
where UBS
AG can
source and
deploy
secured funding
with counterparties
for a
given type
of
collateral. The funding spreads are
expressed in terms of basis
points, and if funding spreads
widen, this increases the effect
of discounting.
–
A small proportion of structured
debt instruments and non-structured fixed-rate
bonds within financial liabilities designated
at fair value had an exposure to funding spreads that was longer in duration than the actively traded market.
Volatility –
Volatility measures
the variability
of future
prices for
a particular
instrument and
is generally
expressed as
a percentage,
where a
higher number
reflects a
more volatile
instrument, for
which future
price movements
are more
likely to
occur.
Volatility is a key input into option models, where
it is used to derive a probability-based distribution of
future prices for the
underlying instrument. The effect of volatility on individual positions within the portfolio is driven primarily by whether the option contract is a long or
short position. In most cases, the
fair value of an option increases
as a result of an
increase in
volatility and is reduced by a decrease in volatility. Generally, volatility used in the measurement of fair value is derived from active-market option
prices (referred to
as implied
volatility). A key
feature of
implied volatility is
the volatility “smile”
or
“skew”, which represents the effect of pricing options of different option strikes at different implied volatility levels.
–
Volatilities of low
interest rates tend
to be much
higher than volatilities
of high interest
rates. In addition,
different currencies
may have significantly different implied volatilities.
Recovery rate
–
The projected recovery
rate reflects the
estimated recovery that
will be realized
given expected defaults;
it is an
analogous
pricing input for corporate or sovereign
credits. Reduction in recovery rates will result
in lower expected cash flows into
the
structure upon the default
of the instruments. In
general, a significant
increase / (decrease) in
the recovery rate
in isolation
would result in significantly higher
/ (lower) fair value for the
respective underlying cash security. The
impact of a change in
recovery rate on a credit derivative position will depend on whether credit protection has been bought or sold. The recovery rate is ultimately driven by the
value recoverable from collateral held after
default occurs relative to the outstanding
exposure
at that point.
Correlation –
Correlation measures the interrelationship between the
movements of two variables. It is
expressed as a percentage between
–100%
and
+100%,
where
+100%
represents
perfectly
correlated
variables
(meaning
a
movement
of
one
variable
is
associated with a movement of the other variable in the same direction), and –100% implies that the variables are inversely correlated
(meaning
a
movement
of
one
variable
is
associated
with
a
movement
of
the
other
variable
in
the
opposite
direction). The effect of correlation on the measurement of fair value depends on the specific terms of the instruments being valued, reflecting the range of different payoff features within such instruments.
Equity dividend
yields
–
The derivation of a
forward price for an
individual stock or index
is important for measuring
fair value for forward
or swap
contracts and for measuring fair value using option pricing models. The relationship between the current stock price and the
forward price is based on a combination of expected future dividend levels and payment timings, and, to a lesser extent, the relevant funding rates
applicable to the
stock in question.
Dividend yields are
generally expressed as
an annualized percentage
of the share price,
with the lowest limit
of 0% representing a
stock that is not
expected to pay any
dividend. The dividend
yield and timing
represent the most
significant parameter in
determining fair value
for instruments that
are sensitive to
an
equity forward price.
f) Level 3 instruments: sensitivity to changes in unobservable input assumptions
The table below summarizes those financial assets and
liabilities classified as Level 3 for which a
change in one or more
of
the
unobservable
inputs
to
reflect
reasonably
possible
favorable
and
unfavorable
alternative
assumptions
would
change fair value significantly, and the estimated
effect thereof. The table below
does not represent the estimated
effect
of stress
scenarios. Interdependencies
between Level 1,
2 and
3 parameters
have not
been incorporated
in the
table.
Furthermore, direct interrelationships
between the Level 3 parameters
discussed below are
not a significant element
of
the valuation uncertainty.
Sensitivity data is estimated using a number of techniques,
including the estimation of price dispersion among different market participants, variation in modeling approaches and
reasonably possible changes to assumptions used within
the
fair value measurement
process. The sensitivity
ranges are not
always symmetrical around
the fair values,
as the inputs
used in valuations are not always precisely in the middle of the favorable and unfavorable range.
Sensitivity data is determined
at a product or
parameter level and then
aggregated assuming no diversification benefit.
Diversification would incorporate
estimated correlations across
different sensitivity results
and, as such,
would result
in
an overall sensitivity
that would be
less than the
sum of the
individual component sensitivities.
However, UBS AG believes
that the diversification benefit is not significant to this analysis.
Sensitivity of fair value measurements to changes in unobservable input assumptions
1
31.12.25 31.12.24
USD m
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Loans at fair value (held for trading and not held for trading) and guarantees
2
79 (67) 185 (143)
Securities financing transactions 16 (8) 30 (24)
Auction rate securities 8 (4) 8 (6)
Asset-backed securities 15 (15) 32 (28)
Equity instruments 414 (389) 333 (308)
Investment fund units 204 (206) 179 (181)
Loan commitments measured at FVTPL 15 (25) 38 (42)
Interest rate derivatives, net 52 (23) 115 (70)
Credit derivatives, net 25 (55) 112 (117)
Foreign exchange derivatives, net 9 (6) 3 (2)
Equity / index derivatives, net 667 (570) 732 (617)
Other 206 (83) 289 (161)
Total 1,710 (1,452) 2,056 (1,700)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.
2 Sensitivity of funded derivatives is reported under equivalent derivatives.
g) Level 3 instruments: movements during the period
The table below presents additional
information about material Level 3 assets and
liabilities measured at fair value
on a
recurring basis.
Level 3 assets
and liabilities
may be
hedged with
instruments classified
as Level 1
or Level 2
in the
fair
value hierarchy, and, as a result, realized and unrealized gains and losses included in the table may
not include the effect
of
related
hedging
activity.
Furthermore,
the
realized
and
unrealized
gains
and
losses
presented
in
the
table
are
not
limited
solely
to
those
arising
from
Level 3
inputs,
as
valuations
are
generally
derived
from
both
observable
and
unobservable
parameters.
Assets
and
liabilities
transferred
into
or
out
of
Level 3
are
presented
as
if
those
assets
or
liabilities had been transferred at the beginning of the year.
Movements of Level 3 instruments
USD bn
Balance at
the
beginning
of the
period
Effect from
merger of
UBS AG
and Credit
Suisse AG
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers
into
Level 3
Transfers
out of
Level 3
Foreign
currency
translation
Balance
at the end
of the
period
For the twelve months ended 31 December 2025
2
Financial assets at fair value held for
trading 3.1 (0.2) (0.2) 0.6 (1.6) 0.5 (0.4) 0.3 (0.1) 0.1 2.3
of which: Equity instruments 0.1 (0.0) (0.0) 0.0 (0.0) 0.0 (0.0) 0.1 (0.0) 0.0 0.2
of which: Corporate and municipal
bonds 0.8 (0.1) (0.0) 0.6 (0.5) 0.0 (0.0) 0.1 (0.1) 0.0 0.9
of which: Loans 1.8 0.0 (0.1) 0.0 (0.8) 0.5 (0.4) 0.0 (0.0) 0.0 1.1
Derivative financial instruments –
assets 2.8 (0.3) (0.2) 0.0 (0.0) 1.3 (1.2) 0.9 (0.3) (0.0) 3.2
of which: Interest rate 0.9 0.2 0.1 0.0 (0.0) 0.1 (0.3) 0.5 (0.1) (0.1) 1.2 of which: Equity / index 1.1 (0.3) (0.3) 0.0 (0.0) 0.8 (0.4) 0.3 (0.2) 0.0 1.4 of which: Credit 0.6 (0.1) (0.0) 0.0 (0.0) 0.1 (0.3) 0.1 (0.0) 0.0 0.3
Financial assets at fair value not held
for trading 8.7 0.7 0.6 0.3 (1.6) 2.4 (1.8) 0.2 (0.3) 0.2 8.9 of which: Loans 3.2 0.8 0.8 0.0 (0.0) 1.9 (1.5) 0.0 (0.2) 0.1 4.2
of which: Auction rate securities 0.2 0.0 0.0 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 0.2 of which: Equity instruments 2.9 0.0 (0.0) 0.2 (1.2) 0.0 (0.0) 0.0 (0.0) 0.1 2.1
of which: Investment fund units 0.7 0.0 0.0 0.1 (0.2) 0.0 (0.0) 0.0 (0.0) 0.0 0.7 of which: Asset-backed securities 0.6 (0.0) (0.0) 0.0 (0.1) 0.0 (0.1) 0.1 (0.0) 0.0 0.5
Derivative financial instruments –
liabilities 4.1 0.3 0.3 0.0 (0.0) 2.3 (1.5) 0.4 (0.6) 0.1 5.0
of which: Interest rate 0.3 0.0 (0.1) 0.0 (0.0) 0.2 (0.2) 0.0 (0.0) 0.0 0.3 of which: Equity / index 3.1 0.3 0.4 0.0 (0.0) 1.9 (1.0) 0.3 (0.5) 0.0 4.2 of which: Credit 0.4 (0.1) (0.0) 0.0 (0.0) 0.1 (0.2) 0.0 (0.0) 0.0 0.3
of which: Loan commitments
measured at FVTPL 0.1 0.0 0.0 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 0.0
Debt issued designated at fair value 11.8 0.8 0.8 0.0 (0.0) 4.2 (3.4) 0.8 (3.7) 0.4 11.1
Other financial liabilities designated
at fair value 4.3 0.1 0.1 0.0 (0.0) 0.7 (2.0) 0.0 (0.0) 0.1 3.2
For the twelve months ended 31 December 2024
Financial assets at fair value held for
trading 1.8 7.8 (0.0) (0.3) 0.5 (4.2) 0.5 (3.1) 0.3 (0.4) (0.1) 3.1
of which: Equity instruments 0.1 0.1 (0.1) (0.1) 0.0 (0.2) 0.0 (0.0) 0.1 (0.0) (0.0) 0.1
of which: Corporate and municipal
bonds 0.6 0.4 (0.1) (0.1) 0.3 (0.3) 0.0 (0.0) 0.1 (0.0) (0.0) 0.8
of which: Loans 0.9 7.0 0.2 (0.1) 0.0 (3.5) 0.5 (3.0) 0.0 (0.4) (0.1) 1.8
Derivative financial instruments –
assets 1.3 0.7 0.0 0.2 0.0 (0.1) 1.3 (0.7) 0.7 (0.4) (0.0) 2.8
of which: Interest rate 0.3 0.0 0.1 0.0 0.0 (0.1) 0.5 (0.1) 0.2 (0.0) 0.0 0.9 of which: Equity / index 0.7 0.2 0.1 0.1 0.0 (0.0) 0.6 (0.3) 0.2 (0.3) (0.0) 1.1
of which: Credit 0.3 0.1 (0.1) (0.0) 0.0 (0.0) 0.1 (0.1) 0.3 (0.0) (0.0) 0.6
Financial assets at fair value not held
for trading 4.1 4.1 0.2 0.2 0.3 (0.4) 2.4 (1.9) 0.5 (0.4) (0.1) 8.7
of which: Loans 1.3 0.8 0.2 0.3 0.0 0.0 1.6 (0.4) 0.0 (0.3) (0.1) 3.2
of which: Auction rate securities 1.2 0.0 0.0 (0.0) 0.0 0.0 0.0 (1.1) 0.0 0.0 0.0 0.2
of which: Equity instruments 1.1 1.8 0.0 (0.0) 0.2 (0.2) 0.0 (0.0) 0.1 0.0 (0.0) 2.9
of which: Investment fund units 0.2 0.4 0.0 (0.0) 0.1 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 0.7
of which: Asset-backed securities 0.0 0.5 0 0 0.0 (0.1) 0.0 0.0 0.3 (0.1) 0 0.6
Derivative financial instruments –
liabilities 3.2 0.9 0.1 0.2 0.0 (0.0) 1.9 (2.0) 0.6 (0.6) (0.1) 4.1
of which: Interest rate 0.1 0.1 0.0 0.1 0.0 (0.0) 0.0 (0.0) 0.1 (0.0) 0.0 0.3 of which: Equity / index 2.7 0.2 0.4 0.2 0.0 (0.0) 1.7 (1.8) 0.4 (0.4) (0.1) 3.1
of which: Credit 0.3 0.2 (0.1) (0.1) 0.0 (0.0) 0.2 (0.1) 0.0 (0.0) (0.0) 0.4
of which: Loan commitments
measured at FVTPL 0.0 0.4 (0.2) (0.0) 0.0 (0.0) 0.0 (0.1) 0.0 (0.1) (0.0) 0.1
Debt issued designated at fair value 7.8 4.5 0.3 0.2 0.0 (0.0) 4.3 (3.5) 1.7 (2.9) (0.3) 11.8
Other financial liabilities designated at
fair value 2.3 1.9 (0.1) (0.1) 0.0 (0.0) 1.3 (1.1) 0.1 (0.1) (0.0) 4.3
1 Net gains / losses included
in comprehensive income are recognized
in Net interest income and Other
net income from financial instruments measured
at fair value through profit
or loss in the Income statement,
and also in Gains / (losses) from own
credit on financial liabilities designated at
fair value, before tax in
the Statement of comprehensive income.
2 Total Level 3 assets as
of 31 December 2025 were USD
14.5 bn
(31 December 2024: USD 14.7 bn). Total Level 3 liabilities as of 31 December 2025 were USD 19.4 bn (31 December 2024: USD 20.4 bn).
h) Maximum exposure to credit risk for financial instruments measured at fair value
The tables below provide UBS AG’s
maximum exposure to credit risk
for financial instruments measured at
fair value and
the respective collateral and other credit enhancements mitigating credit risk for these classes of financial instruments.
The maximum exposure to credit
risk includes the carrying amounts
of financial instruments recognized on
the balance
sheet subject to
credit risk and
the notional amounts
for off-balance sheet
arrangements. Where information
is available,
collateral is presented at fair value. For other collateral, such as real estate, a reasonable alternative value is used. Credit enhancements,
such
as
credit
derivative
contracts
and
guarantees,
are
included
at
their
notional
amounts.
Both
are
capped at
the maximum
exposure to
credit risk
for which
they serve
as security.
The “Risk
management and
control”
section of this
report describes management’s
view of credit
risk and the
related exposures, which
can differ in
certain
respects from the requirements of IFRS Accounting Standards.
Maximum exposure to credit risk
31.12.25
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
fair value on the balance sheet
1
Financial assets at fair value
held for trading – debt instruments
2,3
37.0 37.0
Derivative financial instruments
4,5
148.3 6.6 126.1 15.6
Brokerage receivables 35.6 35.4 0.2
Financial assets at fair value not
held for trading – debt instruments
6
82.9 0.0 31.0 0.6 51.3
Total financial assets measured at fair value
303.9 0.0 73.0 0.0 0.6 126.1 0.0 0.0 104.1
Guarantees 0.3 0.0 0.1 0.2 0.0
31.12.24
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
fair value on the balance sheet
1
Financial assets at fair value
held for trading – debt instruments
2,3
34.5 34.5
Derivative financial instruments
4,5
186.4 6.7 156.0 23.8
Brokerage receivables 25.9 25.7 0.2
Financial assets at fair value not
held for trading – debt instruments
6
73.8 0.1 31.5 1.0 41.3
Total financial assets measured at fair value 320.6 0.1 63.9 0.0 1.0 156.0 0.0 0.0 99.7
Guarantees 0.4 0.1 0.0 0.3 0.0
1 The maximum exposure to
loss is generally equal to the
carrying amount and subject to change
over time with market movements.
2 For the purpose of this
disclosure, collateral and credit
enhancements were
not considered as these positions
are generally managed under
the market risk
framework.
3 Does not include investment
fund units.
4 Includes USD
32
m of fair value
loan commitments (31 December
2024:
USD 146 m) and USD 7
m of forward
starting reverse repurchase
agreements classified as
derivatives (31 December
2024: USD
20
m). The full
contractual committed amount
of forward starting
reverse repurchase
agreements (generally
highly collateralized)
of USD
54.5
bn (31 December
2024: USD
51.5
bn) and
derivative loan
commitments (mostly
secured) of
USD
13.6
bn, of
which USD
3.5
bn has
been sub-participated
(31 December 2024: USD 14.8 bn, of which USD 4.0
bn had been sub-participated), is presented in Note 10 under notional amounts.
5 The amount shown in the “Netting” column represents
the netting potential
not recognized
on the
balance sheet.
Refer to
Note 21 for
more information.
6 Does not
include unit-linked
investment contracts
and investment
fund units.
Financial assets
at fair
value not
held for
trading
collateralized by equity and debt instruments consisted of structured loans and reverse repurchase and securities borrowing agreements.
i) Financial instruments not measured at fair value
The table below provides the estimated fair values of financial instruments not measured at fair value.
Financial instruments not measured at fair value
31.12.25 31.12.24
Carrying
amount Fair value
Carrying
amount Fair value
USD bn Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 209.9 209.9 0.0 0.0 0.0 209.9 223.3 223.3 0.0 0.0 0.0 223.3
Amounts due from banks 19.2 18.4 0.0 0.8 0.0 19.2 18.1 17.1 0.0 0.8 0.2 18.1
Receivables from securities financing
transactions measured at amortized cost 83.7 79.4 0.0 3.7 0.5 83.7 118.3 115.1 0.0 2.8 0.4 118.3
Cash collateral receivables on derivative
instruments 41.6 41.6 0.0 0.0 0.0 41.6 44.0 44.0 0.0 0.0 0.0 44.0
Loans and advances to customers 658.8 178.5 0.0 41.6 430.1 650.2 587.3 182.9 0.0 44.5 355.0 582.4
Other financial assets measured at
amortized cost 72.0 12.2 16.2 40.1 2.8 71.3 59.3 10.5 13.2 31.0 2.8 57.5
Liabilities
Amounts due to banks 24.4 16.4 0.0 8.1 0.0 24.5 23.3 16.1 0.0 7.2 0.0 23.4
Payables from securities financing
transactions measured at amortized cost 16.2 6.1 0.0 9.9 0.2 16.2 14.8 7.1 0.0 7.5 0.2 14.8
Cash collateral payables on derivative
instruments 34.7 34.7 0.0 0.0 0.0 34.7 36.4 36.4 0.0 0.0 0.0 36.4
Customer deposits 796.3 737.1 0.0 59.6 0.0 796.7 749.5 677.3 0.0 72.6 0.0 750.0
Funding from UBS Group AG measured at
amortized cost 110.6 1.9 0.0 112.7 0.0 114.6 107.9 2.5 0.0 110.0 0.0 112.5
Debt issued measured at amortized cost 100.2 14.2 0.0 86.4 0.0 100.6 101.1 15.6 0.0 87.1 0.0 102.7
Other financial liabilities measured at
amortized cost
2
13.1 13.1 0.0 0.0 0.0 13.1 17.9 16.5 0.0 0.1 1.3 17.9
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand or
with a remaining maturity (excluding the effects of callable features) of three months or less).
2 Excludes lease liabilities.
The fair values included
in the table above
have been calculated for
disclosure purposes only.
The valuation techniques
and assumptions
described below
relate only
to the
fair value
of UBS AG’s
financial instruments
not measured
at fair
value. Other institutions may use different methods and assumptions for their fair value estimations, and therefore such fair value disclosures cannot necessarily
be compared from one
financial institution to another.
The following principles
were applied when determining fair value estimates for financial instruments not measured at fair value.
–
For financial
instruments with
remaining maturities
greater than
three months,
the fair
value was
determined from
quoted market prices, if available.
– Where quoted market prices were not available, the fair values were estimated by discounting contractual cash flows using current
market interest
rates or
appropriate yield
curves for
instruments with
similar credit
risk and
maturity.
These estimates generally include adjustments for counterparty credit risk or UBS AG’s own credit.
– For short-term financial instruments with remaining maturities of three months or less, the carrying amount, which is net of credit loss allowances, is generally considered a reasonable estimate of fair value.